Derivative Financial Instruments And Risk Management	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Derivative Financial Instruments And Risk Management

Note 12. Derivative Financial Instruments and Risk Management

All derivative instruments are recognized in the accompanying Condensed Consolidated Balance Sheets at fair value. The fair values of our derivative financial instruments are based on pricing models or formulas using current estimated cash flow and discount rate assumptions. We include an adjustment for non-performance risk in the recognized measure of fair value of derivative instruments. The adjustment is estimated based on the net exposure by counterparty. We use an estimate of the counterparty's non-performance risk when we are in a net asset position and an estimate of our own non-performance risk when we are in a net liability position. As of September 30, 2011 and December 31, 2010, the adjustment for non-performance risk did not materially impact the fair value of derivative instruments.

The use of derivatives exposes us to the risk that a counterparty may default on a derivative contract. We establish exposure limits for each counterparty to minimize this risk and provide counterparty diversification. Substantially all of our derivative exposures are with counterparties that have long-term credit ratings of single–A or better. The aggregate fair value of derivative instruments in asset positions as of September 30, 2011 and December 31, 2010 was approximately $157 million and $98 million, respectively, representing the maximum loss that we would recognize at that date if all counterparties failed to perform as contracted. We enter into master agreements with counterparties that generally allow for netting of certain exposures; therefore, the actual loss that we would recognize if all counterparties failed to perform as contracted could be significantly lower.

The terms of the agreements with our counterparties for foreign exchange and commodity hedge contracts require us to post collateral when derivative instruments are in a liability position. The majority of these contracts also required us to post collateral at the inception of the trade. In December 2010 and the first quarter of 2011, the majority of our agreements were renegotiated to no longer require us to post collateral at the inception of the trade. During the first quarter of 2011 and the year ended December 31, 2010, this resulted in the release of $61 million and $17 million, respectively, of collateral previously classified as restricted cash. In addition, these agreements contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding net asset or liability positions. These cross-default provisions could be triggered if there was a non-performance event under certain debt obligations. The fair value of the related gross liability positions as of September 30, 2011 and December 31, 2010, which represent our maximum potential exposure, were $133 million and $86 million, respectively. As of September 30, 2011 and December 31, 2010, we posted $31 million and $116 million, respectively, as collateral for foreign exchange and commodity hedge contracts that were outstanding at the respective period ends. The cash collateral is included in Restricted Cash in the accompanying Condensed Consolidated Balance Sheets. After giving consideration to offsetting asset positions for each counterparty, if cross-default provisions were triggered, there would have been an additional settlement liability of $6 million due to the counterparties as of September 30, 2011. No additional settlement liability would have been due to the counterparties as of December 31, 2010.

The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of our exposure to the financial risks described above. The amounts exchanged are calculated by reference to the notional amounts and by other terms of the derivative instruments, such as interest rates, foreign currency exchange rates or commodity volumes and prices.

Cash Flow Hedges

We use financial instruments designated as cash flow hedges to hedge exposure to foreign currency exchange risk associated with transactions in currencies other than the functional currency in which we operate. We also use financial instruments designated as cash flow hedges to hedge our exposure to commodity price risk associated with buying certain commodities used in the ordinary course of our operations.

Changes in the fair value of designated derivatives that are highly effective as cash flow hedges are recorded in Accumulated Other Comprehensive Income (Loss) ("AOCI"), net of income taxes. These changes in the fair value are then released into earnings contemporaneously with the earnings effects of the hedged items. Cash flows associated with cash flow hedges are reported in Net Cash Provided by Operating Activities in the accompanying Condensed Consolidated Statements of Cash Flows. The ineffective portions of the fair value changes are recognized in the results of operations immediately. Our cash flow hedges mature within 18 months.

We discontinue hedge accounting prospectively and hold amounts in AOCI with future changes in fair value recorded directly in earnings when (i) it is determined that a derivative is no longer highly effective in off-setting changes in cash flows of a hedged item; (ii) the derivative is discontinued as a hedge instrument because it is not probable that a forecasted transaction will occur or (iii) the derivative expires or is sold, terminated or exercised. Those amounts held in AOCI are subsequently reclassified into income over the same period or period during which the forecasted transaction affects income. When hedge accounting is discontinued because it is determined that the forecasted transactions will not occur, the derivative continues to be carried on the balance sheet at fair value, and gains and losses that were recorded in AOCI are recognized immediately in earnings. The hedged item may be designated prospectively into a new hedging relationship with another derivative instrument.

The following summarizes the fair values of derivative instruments designated as cash flow hedges which were outstanding (in millions of dollars):

	00000000000	00000000000	00000000000
	September 30, 2011
	Notional Amounts	Derivative Assets (1)	Derivative Liabilities (2)
Currency forwards and swaps	$2,194	$141	$(1)
Commodity swaps	277	1	(42)

Total	$2,471	$142	$(43)

	December 31, 2010
	Notional Amounts	Derivative Assets (1)	Derivative Liabilities (2)
Currency forwards and swaps	$2,454	$-	$(72)
Commodity swaps	205	44	(6)

Total	$2,659	$44	$(78)

(1)	The related derivative instruments are recognized in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets in the accompanying Condensed Consolidated Balance Sheets.
(2)	The related derivative instruments are recognized in Accrued Expenses and Other Liabilities in the accompanying Condensed Consolidated Balance Sheets.

The following summarizes the gains (losses) recorded in Other Comprehensive Income (Loss) ("OCI") and reclassified from AOCI to income (in millions of dollars):

	Three Months Ended September 30,
	2011		2010
	Gain (Loss) Recorded in OCI	Gain (Loss) Reclassified from AOCI to Income	Gain (Loss) Recorded in OCI	Gain (Loss) Reclassified from AOCI to Income
Currency forwards and swaps	$226	$10	$(36)	$(1)
Commodity swaps	(40)	12	10	2

Total	$186	$22	$(26)	$1

	Nine Months Ended September 30,
	2011		2010
	Gain (Loss) Recorded in OCI	Gain (Loss) Reclassified from AOCI to Income	Gain (Loss) Recorded in OCI	Gain (Loss) Reclassified from AOCI to Income
Currency forwards and swaps	$74	$(125)	$3	$11
Commodity swaps	(48)	27	6	1

Total	$26	$(98)	$9	$12

We expect to reclassify existing net gains of $83 million from AOCI to income within the next 12 months.

Derivatives Not Designated as Hedges

We have elected not to apply hedge accounting to certain derivative instruments. We use derivatives to economically hedge our financial and operational exposures. Unrealized and realized gains and losses related to derivatives that are not designated as accounting hedges are included in Revenues, Net or Cost of Sales in the accompanying Condensed Consolidated Statements of Operations as appropriate depending on the nature of the risk being hedged. Cash flows associated with derivatives that are not designated as hedges are reported in Net Cash Provided by Operating Activities in the accompanying Condensed Consolidated Statements of Cash Flows.

The following summarizes the fair values of derivative instruments not designated as hedges (in millions of dollars):

	000000000	000000000	000000000
	September 30, 2011
	Notional Amounts	Derivative Assets (1)	Derivative Liabilities (2)
Currency forwards and swaps	$341	$14	$(8)
Commodity swaps	640	1	(82)
Interest rate swaps	14	-	-

Total	$995	$15	$(90)

	December 31, 2010
	Notional Amounts	Derivative Assets (1)	Derivative Liabilities (2)
Currency forwards and swaps	$145	$-	$(6)
Commodity swaps	212	54	(2)
Interest rate swaps	254	-	(1)

Total	$611	$54	$(9)

(1)	The related derivative instruments are recognized in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets in the accompanying Condensed Consolidated Balance Sheets.
(2)	The related derivative instruments are recognized in Accrued Expenses and Other Liabilities in the accompanying Condensed Consolidated Balance Sheets.

The following summarizes the effect of derivative instruments not designated as hedges in the respective financial statement captions of the accompanying Condensed Consolidated Statements of Operations (in millions of dollars):

		Three Months Ended September 30,		Nine Months Ended September 30,
	Financial Statement Caption	2011 Gain (Loss)	2010 Gain (Loss)	2011 Gain (Loss)	2010 Gain (Loss)
Currency forwards and swaps	Revenues, Net	$22	$1	$13	$(2)
Commodity swaps	Cost of Sales	(95)	53	(88)	40
Interest rate swaps	Cost of Sales	-	5	1	24

Total		$(73)	$59	$(74)	$62

Note 16.  Derivative Financial Instruments and Risk Management

All derivative instruments are recognized in the accompanying Consolidated Balance Sheets at fair value. The fair values of our derivative financial instruments are based on pricing models or formulas using current estimated cash flow and discount rate assumptions. We include an adjustment for non-performance risk in the recognized measure of fair value of derivative instruments. The adjustment is estimated based on the net exposure by counterparty. We use an estimate of the counterparty's non-performance risk when we are in a net asset position and an estimate of our own non-performance risk when we are in a net liability position. As of December 31, 2010 and 2009, the adjustment for non-performance risk did not materially impact the fair value of derivative instruments.

The use of derivatives exposes us to the risk that a counterparty may default on a derivative contract. We establish exposure limits for each counterparty to minimize this risk and provide counterparty diversification. Substantially all of our derivative exposures are with counterparties that have long-term credit ratings of single–A or better. The aggregate fair value of derivative instruments in asset positions on December 31, 2010 was approximately $98 million, representing the maximum loss that we would recognize at that date if all counterparties failed to perform as contracted. We did not have any derivative instruments in asset positions at December 31, 2009. We enter into master agreements with counterparties that generally allow for netting of certain exposures; therefore, the actual loss that we would recognize if all counterparties failed to perform as contracted could be significantly lower.

The terms of the majority of our agreements with counterparties for foreign exchange and commodity hedge contracts require us to post collateral at the inception of the trade, as well as when derivative instruments are in a liability position. In addition, these agreements contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding net asset or liability positions. These cross-default provisions could be triggered if there was a non-performance event under certain debt obligations. The fair value of the related gross liability positions as of December 31, 2010 and 2009, which represent our maximum potential exposure, were $86 million and $1 million, respectively. As of December 31, 2010 and 2009, we posted $116 million and $2 million, respectively, as collateral for foreign exchange and commodity hedge contracts that were outstanding at the respective year ends. The cash collateral is included in Restricted Cash in the accompanying Consolidated Balance Sheets. If cross-default provisions were triggered, there would be no additional settlement liability due to the counterparties as of December 31, 2010 and 2009.

The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of our exposure to the financial risks described above. The amounts exchanged are calculated by reference to the notional amounts and by other terms of the derivative instruments, such as interest rates, foreign currency exchange rates or commodity volumes and prices.

Cash Flow Hedges

We use financial instruments designated as cash flow hedges to hedge exposure to foreign currency exchange risk associated with transactions in currencies other than the functional currency in which we operate. We also use financial instruments designated as cash flow hedges to hedge our exposure to commodity price risk associated with buying certain commodities used in the ordinary course of our operations.

Changes in the fair value of designated derivatives that are highly effective as cash flow hedges are recorded in AOCI, net of income taxes. These changes in the fair value are then released into earnings contemporaneously with the earnings effects of the hedged items. Cash flows associated with cash flow hedges are reported in Net Cash Provided by Operating Activities in the accompanying Consolidated Statements of Cash Flows. The ineffective portions of the fair value changes are recognized in the results of operations immediately. Our cash flow hedges mature within 18 months.

We discontinue hedge accounting prospectively and hold amounts in AOCI with future changes in fair value recorded directly in earnings when (i) it is determined that a derivative is no longer highly effective in off-setting changes in cash flows of a hedged item; (ii) the derivative is discontinued as a hedge instrument because it is not probable that a forecasted transaction will occur; or (iii) the derivative expires or is sold, terminated or exercised. Those amounts held in AOCI are subsequently reclassified into income over the same period or period during which the forecasted transaction affects income. When hedge accounting is discontinued because it is determined that the forecasted transactions will not occur, the derivative continues to be carried on the balance sheet at fair value, and gains and losses that were recorded in AOCI are recognized immediately in earnings. The hedged item may be designated prospectively into a new hedging relationship with another derivative instrument.

We did not have any derivative instruments designated as cash flow hedges outstanding as of December 31, 2009. The following summarizes the fair values of derivative instruments designated as cash flow hedges which were outstanding as of December 31, 2010 (in millions of dollars):

	Notional Amounts	Derivative Assets (a)	Derivative Liabilities (b)
Derivatives designated as hedging instruments:
Commodity swaps	$205	$44	$(6)
Currency forwards and swaps	2,454	-	(72)

Total	$2,659	$44	$(78)

(a)	The related derivative instruments are recognized in the accompanying Consolidated Balance Sheets in Prepaid Expenses and Other Assets.
(b)	The related derivative instruments are recognized in the accompanying Consolidated Balance Sheets in Accrued Expenses and Other Liabilities.

The following summarizes the gains (losses) recorded in Other Comprehensive Income (Loss) ("OCI") and reclassified from AOCI to income (in millions of dollars):

		Year Ended December 31, 2010
		Gain (Loss) Recorded in OCI	Gain (Loss) Reclassified from AOCI to Income
Commodity swaps		$41	$(1)
Currency forwards and swaps		(74)	-

	Total	$(33)	$(1)

We expect to reclassify existing net losses of $39 million from AOCI to income within the next 12 months.

Derivatives Not Designated as Hedges

We have elected not to apply hedge accounting to certain derivative instruments. We use derivatives to economically hedge our financial and operational exposures. Unrealized and realized gains and losses related to derivatives that are not designated as accounting hedges are included in Revenues, Net or Cost of Sales in the accompanying Consolidated Statements of Operations as appropriate depending on the nature of the risk being hedged. Cash flows associated with derivatives that are not designated as hedges are reported in Net Cash Provided by Operating Activities in the accompanying Consolidated Statements of Cash Flows.

The following summarizes the fair values of derivative instruments not designated as hedges as of December 31 (in millions of dollars):

	2010
	Notional Amounts	Derivative Assets (a)	Derivative Liabilities (b)
Derivatives not designated as hedging instruments:
Commodity swaps	$212	$54	$(2)
Currency forwards and swaps	145	-	(6)
Interest rate swaps	254	-	(1)

Total	$611	$54	$(9)

	2009
	Notional Amounts	Derivative Assets	Derivative Liabilities (b)
Derivatives not designated as hedging instruments:
Currency forwards and swaps	$40	$-	$(1)
Interest rate swaps	1,272	-	(28)

Total	$1,312	$-	$(29)

(a)	The related derivative instruments are recognized in the accompanying Consolidated Balance Sheets in Prepaid Expenses and Other Assets.
(b)	The related derivative instruments are recognized in the accompanying Consolidated Balance Sheets in Accrued Expenses and Other Liabilities.

The following summarizes the effect of derivative instruments in the respective financial statement captions of the accompanying Consolidated Statements of Operations (in millions of dollars):

	Financial Statement Caption	Year Ended December 31, 2010 Gain (Loss)	Period from June 10, 2009 to December 31, 2009 Gain (Loss)
Derivatives not designated as hedging instruments:
Currency forwards and swaps	Revenues, Net	$(5)	$-
Commodity swaps	Cost of Sales	68	-
Interest rate swaps	Cost of Sales	27	29

Total		$90	$29

Note 18. Derivative Financial Instruments and Risk Management

Refer to Note 3, Summary of Significant Accounting Policies, for an overview of derivative financial instruments.

The Company has elected to not present prior periods for comparative purposes in this initial year of adoption, consistent with the FASB's new standard on disclosures for derivative instruments and hedging activities effective January 1, 2009.

All derivative instruments are recognized in the consolidated balance sheets at fair value and are included in accrued expenses and other liabilities. Fair values of the Company's derivative financial instruments are based on pricing models or formulas using current estimated cash flow and discount rate assumptions. The Company includes an adjustment for non-performance risk in the recognized measure of fair value of derivative instruments. The adjustment is estimated based on the net exposure by counterparty. The Company uses an estimate of the counterparty's non-performance risk when the Company is in a net asset position and an estimate of the Company's own non-performance risk when the Company is in a net liability position. As of June 9, 2009, the adjustment for non-performance risk did not materially impact the fair value of derivative instruments.

The use of derivatives exposes the Company to the risk that a counterparty may default on a derivative contract. The Company establishes exposure limits for each counterparty to minimize this risk and provide counterparty diversification. Historically all of the Company's derivative exposures have been with counterparties that have long-term credit ratings of single-A or better. The Company typically enters into master agreements with counterparties that generally allow for netting of certain exposures; therefore, the actual loss that the Company would recognize if all counterparties failed to perform as contracted would be reduced.

Cash Flow Hedges

During the first quarter of 2009, the Company discontinued hedge accounting on its hedge designated derivative instruments because the Company could no longer conclude that the occurrence of the forecasted transactions was probable. In addition, the Company also concluded that it was probable that forecasted transactions would not occur by the end of the originally specified time period or within an additional two-month period of time thereafter. As such, the Company reclassified $147 million of net gains from AOCI to earnings during the period from January 1, 2009 to June 9, 2009 as detailed below (in millions of dollars):

	Financial Statement Caption		Gain/(Loss) Recorded in OCI	Gain/(Loss) Reclassified from AOCI to Income

Currency forwards and swaps	Revenues, Net		$-	$191
Commodity swaps	Cost of Sales		-	(44)

		Total	$-	$147

Derivatives Not Designated as Hedges

The Company has elected not to apply hedge accounting to certain derivative instruments. The Company uses derivatives to economically hedge its financial and operational exposures. Unrealized and realized gains and losses related to derivatives that are not designated as accounting hedges are included in Revenues, Net or Cost of Sales in the accompanying Consolidated Statements of Operations depending on the nature of the risk being hedged.

The following summarizes the fair values of derivative instruments not designated as hedges, which were outstanding as of June 9, 2009 (in millions of dollars):

		Notional Amounts	Derivative Assets	Derivative Liabilities

Interest rate contracts		$ 2,091	$ -	$ (55)

	Total	$ 2,091	$ -	$ (55)

The following summarizes the effect of derivative instruments in the respective financial statement captions of the accompanying Consolidated Statements of Operations for the period from January 1, 2009 to June 9, 2009 (in millions of dollars):

	Financial Statement Caption		Gain/(Loss)

Derivatives not designated as hedging instruments:
Currency forwards and swaps	Revenues, Net		$(42)
Commodity swaps	Cost of Sales		20
Interest rate contracts	Cost of Sales		9
		Total	$(13)

In connection with the Company's bankruptcy filing on April 30, 2009, the Company was required to settle all foreign currency and commodity derivative instruments during May 2009. As a result of these settlements, the Company had realized gains of $99 million, $86 million of which were immediately applied as a reduction to the First Lien Credit Agreement's outstanding principal balance. Refer to Note 12, Financial Liabilities, for additional information related to the First Lien Credit Agreement.